SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD	6 Months Ended
Jun. 30, 2026
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD:

a.	Through June 30, 2026, the Company sold 54,954 ADSs under its at-the-market offering program at an average price of $0.89 per ADS, generating net proceeds of approximately $47 thousand, net of immaterial issuance expenses.
b.	On March 5, 2026, the annual general meeting of shareholders approved the increase of the authorized share capital of the Company to NIS 5,000,000,000, consisting of (i) 499,994,000,000 Ordinary Shares, NIS 0.01 par value per share, and (ii) 6,000,000 preferred shares, NIS 0.01 par value per share.
c.	On June 22, 2026, following the execution of a securities purchase agreement on June 18, 2026, the Company completed a private placement with Armistice Capital Master Fund Ltd.

In connection with the private placement, the Company issued pre-funded warrants exercisable into 8,571,429 ADSs, Series A-1 warrants exercisable into 8,571,429 ADSs and Series A-2 warrants exercisable into 8,571,429 ADSs, at a combined purchase price of $0.699 per pre-funded warrant and the accompanying Series A-1 and Series A-2 warrants.

The pre-funded warrants have an exercise price of $0.001 per ADS. The Series A-1 warrants have an exercise price of $0.86 per ADS and expire five years after the resale registration statement becomes effective. The Series A-2 warrants have an exercise price of $0.70 per ADS and expire 18 months after that date. The registration statement became effective on July 13, 2026.

The gross proceeds from the private placement were approximately $6.0 million, before deducting placement agent fees and other offering expenses of approximately $0.6 million, resulting in net proceeds of approximately $5.4 million.

The warrants issued to the Investor were classified as financial liabilities due to a net settlement provision. These derivative financial instruments were initially recognized and are subsequently measured at fair value through profit or loss.

The fair value of the warrants was adjusted to reflect an unrecognized day 1 loss. The unrecognized day 1 loss is amortized over the contractual lives of the applicable warrants. Transaction costs attributable to the liability-classified warrants were recognized directly in the Condensed Consolidated Statements of Comprehensive Income (Loss).

The Company also issued to the placement agent’s designees warrants exercisable into 514,286 ADSs at an exercise price of $0.875 per ADS, which expire five years after the resale registration statement becomes effective. The placement agent warrants were classified as equity instruments and accounted for as an equity-settled share-based payment. The fair value of the placement agent warrants at the grant date, amounting to approximately $0.4 million, was recognized as an expense, with a corresponding adjustment to accumulated deficit within equity.

d.	As described in the Company’s annual consolidated financial statements as of December 31, 2025, on December 19, 2025, the Company entered into a Standby Equity Purchase Agreement with Yorkville Advisors Global, LP (“YA”), pursuant to which YA committed to purchase, at the Company’s discretion and subject to certain conditions, up to $25 million of ADSs over a period of up to 36 months.

During the six months ended June 30, 2026, the Company issued to YA an additional 244,260 ADSs as commitment shares pursuant to the agreement in addition to the initial tranche of commitment shares issued in 2025. Separately, pre-funded warrants to purchase 590,446 ADSs were exercised for aggregate cash proceeds of approximately $6 thousand, and the corresponding ADSs were issued.

e.	As described in Note 15(7) to the Company’s annual consolidated financial statements as of December 31, 2025, the Company obtained final judgments in its favor against Kukbo Co. Ltd. (“Kukbo”). In June 2026, the Company commenced recognition and enforcement proceedings in South Korea, in which Kukbo was served. At that time, the aggregate amount awarded to the Company, including accrued statutory interest, was approximately $10.9 million. Statutory interest continues to accrue at an annual rate of 9%. No asset has been recognized, as the timing and amount of any recovery remain highly uncertain. All related costs were recognized in 2025.